United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2007

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       05/10/07
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 137
Form 13F Information Table Value Total: 192,635
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                                VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------          -------------   --------  -------    -------   -- --- ------  -------  ----      -----  ---

Bunge Limited                      Equities        G16962105        1168    14,200SH     SOLE                 14,200
UTI Worldwide Inc                  Equities        G87210103         590    24,000SH     SOLE                 24,000
Transocean Inc                     Equities        G90076103         229     2,800SH     SOLE                  2,800
Adobe Systems Inc                  Equities        00724f101         441    10,575SH     SOLE                 10,575
AES Corp                           Equities        00130H105         433    20,100SH     SOLE                 20,100
Allegheny Tech Inc New             Equities        01741R102         256     2,400SH     SOLE                  2,400
America Movil Sa L Adr             Sponsored ADR   02364W105         627    13,125SH     SOLE                 13,125
American Express Co                Equities        025816109         349     6,180SH     SOLE                  6,180
American International Group I     Equities        026874107         904    13,450SH     SOLE                 13,450
Amgen Inc                          Equities        031162100         656    11,745SH     SOLE                 11,745
Analog Devices Inc                 Equities        032654105         330     9,575SH     SOLE                  9,575
Apache Corp                        Equities        037411105         691     9,779SH     SOLE                  9,779
Apple Computer Inc                 Equities        037833100         974    10,480SH     SOLE                 10,480
Archer-Daniels-Midland Co          Equities        039483102         494    13,450SH     SOLE                 13,450
AstraZeneca PLC                    Equities        046353108         219     4,085SH     SOLE                  4,085
AT&T Inc                           Equities        00206R102         508    12,896SH     SOLE                 12,896
Autodesk Inc                       Equities        052769106         440    11,700SH     SOLE                 11,700
Autoliv Inc                        Equities        052800109         584    10,225SH     SOLE                 10,225
AXA ADS                            Equities        054536107         413     9,696SH     SOLE                  9,696
Berkshire Hathaway Cl A            Equities        084670108      106592       978SH     SOLE                    978
Berkshire Hathaway Cl B            Equities        084670207        1310       360SH     SOLE                    360
Best Buy Co Inc                    Equities        086516101         688    14,117SH     SOLE                 14,117
Carnival Corp                      Paired CTF      143658300         310     6,609SH     SOLE                  6,609
Caterpillar Inc                    Equities        149123101         375     5,600SH     SOLE                  5,600
Cemex Sa Adr                       Equities        151290889         386    11,794SH     SOLE                 11,794
CH Robinson Worldwide Inc          Equities        12541W209         596    12,400SH     SOLE                 12,400
CHC Helicopter Corp                Equities        12541C203         204    10,000SH     SOLE                 10,000
ChevronTexaco Corp.                Equities        166764100         519     7,024SH     SOLE                  7,024
Chicago Bridge & Iron              NY Registry SH  167250109         252     8,200SH     SOLE                  8,200
Cisco Systems Inc                  Equities        17275R102        1378    53,995SH     SOLE                 53,995
CIT Group Inc                      Equities        125581108         233     4,400SH     SOLE                  4,400
Citigroup Inc                      Equities        172967101        1276    24,854SH     SOLE                 24,854
Citrix Systems Inc                 Equities        177376100         356    11,105SH     SOLE                 11,105
CMGI Inc                           Equities        125750109          65    30,470SH     SOLE                 30,470
CNOOC Ltd                          Sponsored ADR   126132109         212     2,423SH     SOLE                  2,423
Coach Inc                          Equities        189754104        1735    34,675SH     SOLE                 34,675
Companhia Vale Do ADR              Sponsored ADR   204412209         351     9,500SH     SOLE                  9,500
ConocoPhillips                     Equities        20825C104         487     7,125SH     SOLE                  7,125
Constellation Brands Inc           Equities        21036P108         470    22,200SH     SOLE                 22,200
Consumer Staples Sector SPDR F     Unit Trusts     81369Y308         211     7,900SH     SOLE                  7,900
Corning Inc                        Equities        219350105         643    28,298SH     SOLE                 28,298
Corporate Executive Board Co       Equities        21988R102         235     3,100SH     SOLE                  3,100
Countrywide Financial Inc          Equities        222372104         670    19,905SH     SOLE                 19,905
CVS Corp                           Equities        126650100         354    10,375SH     SOLE                 10,375
Danaher Corp                       Equities        235851102         713     9,975SH     SOLE                  9,975
Devon Energy Corp                  Equities        25179M103         363     5,248SH     SOLE                  5,248
Diamonds Trust                     Unit Trusts     252787106         241     1,950SH     SOLE                  1,950
Dominion Resources Inc             Equities        25746U109        1190    13,400SH     SOLE                 13,400
Duke Energy Corp.                  Equities        26441C105         224    11,022SH     SOLE                 11,022
Electronic Arts Inc                Equities        285512109         460     9,125SH     SOLE                  9,125
EMC Corp                           Equities        268648102         356    25,686SH     SOLE                 25,686
Ensco International Inc            Equities        26874Q100         653    12,000SH     SOLE                 12,000
Enterprise Products Partners       Equities        293792107        1252    39,360SH     SOLE                 39,360
Exelon Corporation                 Equities        30161N101         254     3,700SH     SOLE                  3,700
Exxon Mobil Corporation            Equities        30231G102        2060    27,300SH     SOLE                 27,300
FedEx Corp                         Equities        31428X106         999     9,300SH     SOLE                  9,300
General Electric Co                Equities        369604103        1647    46,585SH     SOLE                 46,585
Gilead Sciences Inc                Equities        375558103         740     9,650SH     SOLE                  9,650
GlaxoSmithkline Plc                Sponsored ADR   37733W105         303     5,485SH     SOLE                  5,485
Goldman Sachs Group Inc            Equities        38141G104         895     4,330SH     SOLE                  4,330
Groupe Danone SPON ADR             Sponsored ADR   399449107         271     7,596SH     SOLE                  7,596
Grupo Televisa SA DE CV SPON A     Sp ADR Rep Ord  40049J206         573    19,244SH     SOLE                 19,244
Hewlett-Packard Co                 Equities        428236103         324     8,073SH     SOLE                  8,073
Home Depot Inc                     Equities        437076102         237     6,445SH     SOLE                  6,445
Honeywell International Inc        Equities        438516106         252     5,465SH     SOLE                  5,465
HSBC Holdings PLC Spon ADR         Sponsored ADR   404280406         436     4,963SH     SOLE                  4,963
Huaneng Power International In     Equities        443304100         220     6,339SH     SOLE                  6,339
Icici Bank Ltd Adr                 Sponsored ADR   45104G104         539    14,674SH     SOLE                 14,674
Infosys Technologies Ltd           Sponsored ADR   456788108         520    10,342SH     SOLE                 10,342
Intel Corp                         Equities        458140100         436    22,800SH     SOLE                 22,800
International Business Machine     Equities        459200101         551     5,850SH     SOLE                  5,850
iShares MSCI EAFE Index Fund       Unit Trusts     464287465         435     5,700SH     SOLE                  5,700
iShares MSCI Emerging Markets      Unit Trusts     464287234         350     3,005SH     SOLE                  3,005
iShares MSCI Japan Index Fund      Unit Trusts     464286848         158    10,870SH     SOLE                 10,870
iShares S&P Smallcap 600           Unit Trusts     464287804        1326    19,530SH     SOLE                 19,530
IShares Trust DJ Total Market      Unit Trusts     464287846         312     4,500SH     SOLE                  4,500
J.P. Morgan Chase & Co             Equities        46625H100        1016    20,997SH     SOLE                 20,997
Johnson & Johnson                  Equities        478160104        1274    21,150SH     SOLE                 21,150
Kinder Morgan Energy Partners      Equities        494550106         229     4,350SH     SOLE                  4,350
KLA-Tencor Corp                    Equities        482480100         702    13,175SH     SOLE                 13,175
L-3 Communications Holdings In     Equities        502424104        1130    12,920SH     SOLE                 12,920
Lehman Bros. Holdings Inc          Equities        524908100         301     4,300SH     SOLE                  4,300
Medtronic Inc                      Equities        585055106         955    19,460SH     SOLE                 19,460
MEMC Electronic Materials          Equities        552715104         394     6,500SH     SOLE                  6,500
Merrill Lynch & Co                 Equities        590188108        1265    15,490SH     SOLE                 15,490
Metlife Inc                        Equities        59156R108        1184    18,750SH     SOLE                 18,750
Microsoft Corp.                    Equities        594918104         790    28,343SH     SOLE                 28,343
Monsanto Co                        Equities        61166w101         220     4,000SH     SOLE                  4,000
Morgan Stanley & Co                Equities        617446448         449     5,703SH     SOLE                  5,703
Nobel Learning Communities Inc     Equities        654889104         240    15,630SH     SOLE                 15,630
Noble Corp                         Equities        655042109         629     8,000SH     SOLE                  8,000
Noble Energy Inc                   Equities        654894104         567     9,512SH     SOLE                  9,512
Nokia Corporation                  Spon ADR        654902204         689    30,062SH     SOLE                 30,062
Norfolk Southern Corp              Equities        655844108         253     5,000SH     SOLE                  5,000
Northern Trust Corp                Equities        665859104         792    13,175SH     SOLE                 13,175
Nuveen Quality Preferred Incom     Equities        67071S101         191    13,550SH     SOLE                 13,550
Oneok Partners LP                  Unit Ltd partn  68268N103         743    11,000SH     SOLE                 11,000
Oracle Corp                        Equities        68389X105         292    16,100SH     SOLE                 16,100
Patterson UTI Energy Inc           Equities        703481101         237    10,575SH     SOLE                 10,575
Pepsico Inc.                       Equities        713448108         755    11,875SH     SOLE                 11,875
Petroleo Brasileiro Adr            Spon ADR        71654V408         435     4,373SH     SOLE                  4,373
Petroleum Development Corp         Equities        716578109         804    15,000SH     SOLE                 15,000
Plains All American Pipeline L     Equities        726503105         328     5,700SH     SOLE                  5,700
Plains Exploration & Productio     Equities        726505100         530    11,750SH     SOLE                 11,750
Powershs Water Resources Ptf       Unit Trusts     73935X575         230    12,300SH     SOLE                 12,300
Praxair Inc                        Equities        74005P104        1550    24,625SH     SOLE                 24,625
Precision Castparts Corp           Equities        740189105         505     4,850SH     SOLE                  4,850
Procter & Gamble Co.               Equities        742718109        1108    17,550SH     SOLE                 17,550
Qualcomm Inc                       Equities        747525103         862    20,200SH     SOLE                 20,200
RyanAir Holdings PLC               Spon ADR        783513104         229     5,114SH     SOLE                  5,114
S&P DEP Receipts                   Unit Trusts     78462F103        1892    13,326SH     SOLE                 13,326
S&P Midcap 400 SPDRs               Unit Trusts     595635103         889     5,750SH     SOLE                  5,750
Schlumberger Ltd                   Equities        806857108        1415    20,478SH     SOLE                 20,478
Starbucks Corp                     Equities        855244109        1450    46,250SH     SOLE                 46,250
Symantec Corp                      Equities        871503108         356    20,600SH     SOLE                 20,600
Taiwan Semiconductor MFG Co LT     ADR             874039100         293    27,282SH     SOLE                 27,282
Take Two Interactive Software      Equities        874054109         302    15,000SH     SOLE                 15,000
Target Corporation                 Equities        87612E106        1099    18,550SH     SOLE                 18,550
Tata Motors LTD                    Spon ADR        876568502         322    19,888SH     SOLE                 19,888
Telefonos de Mexico S A SPON A     ADR ord L       879403780         932    27,890SH     SOLE                 27,890
Teva Pharmaceutical Ind            Equities        881624209        1175    31,385SH     SOLE                 31,385
Texas Instruments, Inc.            Equities        882508104         639    21,220SH     SOLE                 21,220
Textron Incorporated               Equities        883203101         424     4,725SH     SOLE                  4,725
Thoratec Corp                      Equities        885175307         864    41,350SH     SOLE                 41,350
3M Company                         Equities        88579Y101         795    10,400SH     SOLE                 10,400
Unibanco-Uniao de Bancos Brasi     GDR REPPFD      90458E107         771     8,815SH     SOLE                  8,815
Valero Energy Corp                 Equities        91913Y100        1496    23,200SH     SOLE                 23,200
Varian Medical Systems Inc         Equities        92220P105        1004    21,050SH     SOLE                 21,050
Verizon Communications             Equities        92343V104         261     6,877SH     SOLE                  6,877
Vodafone Group PLC                 Equities        92857W100         802    29,841SH     SOLE                 29,841
Walgreen Company                   Equities        931422109         441     9,600SH     SOLE                  9,600
Walt Disney Co                     Equities        254687106         204     5,914SH     SOLE                  5,914
WellPoint, Inc.                    Equities        94973V107        1286    15,863SH     SOLE                 15,863
Wells Fargo & Co.                  Equities        949746101        1326    38,520SH     SOLE                 38,520
Williams Companies Inc.            Equities        969457100         366    12,850SH     SOLE                 12,850
Windstream Corp                    Equities        97381W104         182    12,375SH     SOLE                 12,375
Wm Wrigley Jr Co                   Equities        982526105         267     5,250SH     SOLE                  5,250